Trade Receivables, Net (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Allowance for doubtful debts
Beginning balance	$ 731,475	$ 751,564	$ 607,962
Charge-offs	(168,059)	(228,471)	(169,267)
Recoveries	(27,527)	(80,551)	(25,559)
Provision	424,681	371,779	366,167
Other comprehensive income (fx differences)	9,053	(82,846)	(27,740)
Ending balance	969,623	731,475	751,564
Ending balance - individually evaluated for impairment	942,315	932,933	728,087
Ending balance - collectively evaluated for impairment	27,308	36,690	33,476
Trade receivables
Ending balance	20,134,524	26,745,724	27,328,853
Ending balance - individually evaluated for impairment	1,929,141	3,280,099	5,011,458
Ending balance - collectively evaluated for impairment	$ 18,205,383	$ 23,465,625	$ 22,317,395